SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 08, 2025 USD ($) shares	Sep. 16, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) item shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) item	Sep. 23, 2025 USD ($)	Sep. 19, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges				$ 0	$ 0	$ 17,845,813	$ 0
Qualified financing, shares | shares				0
Number of financial institutions in cash deposit | item				2			2
Excess amount of the FDIC limit				$ 0			$ 7,278,320
Minimum securities to margin obligations ratio							4
Subsequent event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate principal amount	$ 10,097,782
Debt Conversion, Converted Instrument, Amount	$ 4,250,000		$ 4,250,000
Warrants exercised to purchase of common stock | shares	1,000,000
Convertible promissory notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate principal amount				6,000,000				$ 6,000,000
Qualified financing, threshold gross proceeds		$ 10,000,000		10,000,000
Debt Conversion, Converted Instrument, Amount				$ 382,154
Convertible promissory notes | Subsequent event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate principal amount		6,000,000						$ 6,000,000	$ 6,000,000
Qualified financing, threshold gross proceeds		$ 10,000,000
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives							3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives							7 years
Developed technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives							10 years
Customer list
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives							12 years